PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets Included in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,666	€ 1,517
Additions	352	303
Disposals	(5)	(6)
Depreciation expense	(246)	(184)
Transfer during the year	0	3
Effects of changes in foreign exchange rates	22	33
Ending balance	2,056	1,666
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	13
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,617
Ending balance	3,228	2,617
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(951)
Ending balance	(1,172)	(951)
Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,666
Ending balance		1,666
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102
Ending balance		102
Right-of-use assets			€ 102
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	217	206
Additions	22	5
Disposals	0	0
Depreciation expense	(27)	(13)
Transfer during the year	28	16
Effects of changes in foreign exchange rates	4	3
Ending balance	366	217
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	349
Ending balance	527	349
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(132)
Ending balance	(161)	(132)
Buildings | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	217
Ending balance		217
Buildings | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	82
Ending balance		82
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,227	1,089
Additions	81	98
Disposals	(5)	(6)
Depreciation expense	(208)	(161)
Transfer during the year	203	181
Effects of changes in foreign exchange rates	16	26
Ending balance	1,451	1,227
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,000
Ending balance	2,407	2,000
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(773)
Ending balance	(956)	(773)
Machinery and Equipment | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,227
Ending balance		1,227
Machinery and Equipment | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Ending balance		17
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10	10
Additions	3	4
Disposals	0	0
Depreciation expense	(11)	(6)
Transfer during the year	11	2
Effects of changes in foreign exchange rates	0	0
Ending balance	17	10
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35
Ending balance	46	35
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25)
Ending balance	(29)	(25)
Other | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10
Ending balance		10
Other | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Ending balance		3
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	179
Additions	43
Disposals	0
Depreciation expense	(31)
Transfer during the year	(3)
Effects of changes in foreign exchange rates	2
Ending balance	190	179
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	252
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(62)
Right-of-use assets | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77
Ending balance		77
Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102
Ending balance		102
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	106
Additions	20
Disposals	0
Depreciation expense	(11)
Transfer during the year	0
Effects of changes in foreign exchange rates	1
Ending balance	116	106
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	134
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(18)
Right-of-use assets | Buildings | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	24
Ending balance		24
Right-of-use assets | Buildings | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	82
Ending balance		82
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	70
Additions	21
Disposals	0
Depreciation expense	(18)
Transfer during the year	(3)
Effects of changes in foreign exchange rates	1
Ending balance	71	70
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	113
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(42)
Right-of-use assets | Machinery and Equipment | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	53
Ending balance		53
Right-of-use assets | Machinery and Equipment | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Ending balance		17
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Additions	2
Disposals	0
Depreciation expense	(2)
Transfer during the year	0
Effects of changes in foreign exchange rates	0
Ending balance	3	3
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	5
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(2)
Right-of-use assets | Other | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance		0
Right-of-use assets | Other | Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 3
Ending balance		€ 3